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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:              Whitney Holdings LLC
                 -------------------------------
   Address:           177 Broad Street
                 -------------------------------
                      Stamford, CT 06901
                 -------------------------------

Form 13F File Number:       28-05743
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Daniel J. O'Brien
         -------------------------------
Title:          Manager
         -------------------------------
Phone:          203-973-1440
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Daniel J. O'Brien                Stamford, CT       May 4, 2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   51
                                        --------------------

Form 13F Information Table Value Total:             $637,361 (thousands)
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

              NONE

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                           FORM 13F INFORMATION TABLE
                                 MARCH 31, 2005


COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4  COLUMN 5                 COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                               SHARES OR         PUT/                            VOTING AUTHORITY
                                TITLE OF               VALUE   ----------        ----   INVESTMENT    OTHER   ----------------------
NAME OF ISSUER                   CLASS        CUSIP   (x$1000)  PRN AMT   SH/PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AFC ENTERPRISES, INC               COM      00104Q107   14,205    556,827   SH        SHARED-DEFINED   NONE      556,827
ARRIS GROUP INC                    COM      04269Q100      487     70,500   SH        SHARED-DEFINED   NONE       70,500
ATP OIL AND GAS CORP               COM      00208J108   11,926    551,100   SH        SHARED-DEFINED   NONE      551,100
CHEROKEE INTL CORP                 COM      164450108    6,781    970,126   SH        SHARED-DEFINED   NONE      970,126
CHIQUITA BRANDS INTL               COM      170032809   17,830    665,800   SH        SHARED-DEFINED   NONE      665,800
CONCORDE CAREER COLLEGES INC     COM NEW    20651H201    2,000    117,650   SH        SHARED-DEFINED   NONE      117,650
DECKERS OUTDOORS                   COM      243537107    1,298     36,316   SH        SHARED-DEFINED   NONE       36,316
DIGITAL ANGEL CORP                 COM      253830103      485    105,900   SH        SHARED-DEFINED   NONE      105,900
DOLLAR TREE STORES INC             COM      256747106      575     20,000   SH        SHARED-DEFINED   NONE       20,000
FINDWHAT.COM                       COM      317794105    2,022    195,000   SH        SHARED-DEFINED   NONE      195,000
FIRST CONSULTING GROUP INC         COM      31986R103      234     45,000   SH        SHARED-DEFINED   NONE       45,000
GEAC COMPUTER CORP                 COM      368289104    8,289    925,100   SH        SHARED-DEFINED   NONE      925,100
GEN TEK INC.                     COM NEW    37245X203    8,137    493,318   SH        SHARED-DEFINED   NONE      493,318
GOODYS FAMILY CLOTHING INC         COM      382588101      156     17,260   SH        SHARED-DEFINED   NONE       17,260
HEALTH MANGEMENT ASSOC, INC        CLA      421933102    2,694    102,900   SH        SHARED-DEFINED   NONE      102,900
HERBALIFE LTD                  COM USD SHS  G4412G101  401,520 23,346,469   SH        SHARED-DEFINED   NONE   23,346,469
HOLLY CORP                    COM PAR $0.01 435759305       19        500   SH        SHARED-DEFINED   NONE          500
HORNBECK OFFSHORE SVCS INC         COM      440543106      125      5,000   SH        SHARED-DEFINED   NONE        5,000
HOT TOPIC, INC                     COM      441339108    1,188     54,359   SH        SHARED-DEFINED   NONE       54,359
HYPERCOM CORP                      COM      44913M105       59     12,500   SH        SHARED-DEFINED   NONE       12,500
IDT CORP                           COM      448947101    2,288    161,100   SH        SHARED-DEFINED   NONE      161,100
IDT CORP                           CLB      448947309   12,185    823,900   SH        SHARED-DEFINED   NONE      823,900
IMAX CORPORATION                   COM      45245E109    4,196    454,100   SH        SHARED-DEFINED   NONE      454,100
INTERNATIONAL DISPLAYWORKS         COM      459412102    3,336    350,000   SH        SHARED-DEFINED   NONE      350,000
KADANT INC                         COM      48282T104    3,020    162,800   SH        SHARED-DEFINED   NONE      162,800
KIRKLANDS, INC.                    COM      497498105    2,145    193,943   SH        SHARED-DEFINED   NONE      193,943
KNOLOGY, INC.                      COM      499183804    3,757  1,585,122   SH        SHARED-DEFINED   NONE    1,585,122
LIFEWAY FOODS INC                  COM      531914109      399     46,957   SH        SHARED-DEFINED   NONE       46,957
MAGELLAN HEALTH SERVICES INC     COM NEW    559079207        3         84   SH        SHARED-DEFINED   NONE           84
MANNATECH INC                      COM      563771104    2,933    150,000   SH        SHARED-DEFINED   NONE      150,000
MCDERMOTT INTERNATIONAL INC.       COM      580037109    9,465    500,000   SH        SHARED-DEFINED   NONE      500,000
MTR GAMING GROUP INC               COM      553769100      383     39,927   SH        SHARED-DEFINED   NONE       39,927
NEUROMETRIX INC                    COM      641255104   31,838  3,333,811   SH        SHARED-DEFINED   NONE    3,333,811
NMT MEDICAL, INC.                  COM      629294109   20,533  2,504,010   SH        SHARED-DEFINED   NONE    2,504,010
NOVELIS INC                        COM      67000X100   12,098    551,900   SH        SHARED-DEFINED   NONE      551,900
OFFICEMAX INC DEL                  COM      67622P101    1,203     35,900   SH        SHARED-DEFINED   NONE       35,900
ORBITAL SCIENCES CORP              COM      685564106      157     13,275   SH        SHARED-DEFINED   NONE       13,275
PARKER DRILLING COMPANY            COM      701081101    1,076    187,100   SH        SHARED-DEFINED   NONE      187,100
PDI INC                            COM      69329V100    4,750    231,722   SH        SHARED-DEFINED   NONE      231,722
PINNACLE AIRL CORP                 COM      723443107   16,657  1,568,468   SH        SHARED-DEFINED   NONE    1,568,468
PINNACLE ENTMT INC                 COM      723456109    1,670    100,000   SH        SHARED-DEFINED   NONE      100,000
PRG-SCHULTZ INTERNATIONAL INC      COM      69357C107       85     17,000   SH        SHARED-DEFINED   NONE       17,000
REMEC INC                          COM      759543101      702    133,000   SH        SHARED-DEFINED   NONE      133,000
RITCHIE BROS. AUCTIONEERS          COM      767744105      316     10,000   SH        SHARED-DEFINED   NONE       10,000
SIRVA INC                          COM      82967Y104    4,339    610,200   SH        SHARED-DEFINED   NONE      610,200
STAKTEK HOLDINGS                   COM      85256P106    2,645    667,827   SH        SHARED-DEFINED   NONE      667,827
SUPERIOR ESSEX INC                 COM      86815V105    5,790    327,500   SH        SHARED-DEFINED   NONE      327,500
SYMBION, INC.                      COM      871507109       27      1,248   SH        SHARED-DEFINED   NONE        1,248
USEC INC                           COM      90333E108    7,552    463,900   SH        SHARED-DEFINED   NONE      463,900
VERITAS SOFTWARE CORP              COM      923436109    1,605     69,106   SH        SHARED-DEFINED   NONE       69,106
WATCHGUARD TECHNOLOGIES INC        COM      941105108      178     55,173   SH        SHARED-DEFINED   NONE       55,173
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